Fair Value Accounting (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Febtuary 2019 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of ordinary shares issuance		1,300,214
EBITDA [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value adjustment		$ 10,500
Gain recorded		$ 5,700
NPS Holdings Limited [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity earn-outs undiscounted	$ 0
NPS Holdings Limited [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity earn-outs undiscounted	$ 33,400